Income taxes (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Refundable income tax credits recorded in interest and other income	$ 26,990		$ 18,655
Refundable income tax credits recorded in interest and other income included in amounts receivable	26,990		18,655
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	70,041,000	$ 62,755,000	$ 58,032,000
SR&ED expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expenses that can be used to reduce income	15,348,000
Investment Tax Credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 4,577,000